Other revenues	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Other revenues
Other revenues
Other revenues consist of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Related party management fees	109	46	43	110
Other management fees	6	—	—	1
Leasing revenues	1	—	—	—
Amortization of unfavorable contracts	—	—	21	43
Early termination fees	11	—	8	8
Total other revenues	127	46	72	162

Related party revenues
Related party revenues relate to management support and administrative services provided during the year to Seadrill Partners, SeaMex, Northern Drilling and Sonadrill. Refer to Note 31 - Related party transactions for more information.
Other management fees
Revenue from management services provided to third parties.
Leasing revenues
Revenue earned on the charter of the West Castor to Gulfdrill.
Amortization of unfavorable contracts
We recognize an intangible asset or liability if we acquire a drilling contract in a business combination and the contract had a dayrate that was above or below market rates at the time of the business combination. For the periods before emergence from Chapter 11 and the application of fresh start accounting, we classified the amortization of these intangible assets or liabilities within other revenues. For the periods after emergence from Chapter 11 and the application of fresh start accounting, we have applied a new accounting policy, which is to classify amortization of these intangible assets and liabilities within operating expenses. The unfavorable contract values in the Predecessor periods arose from our acquisition of Sevan Drilling Limited.
Early termination fees
The termination fee revenue in the year ended December 31, 2019 relates to the fees recognized for the West Jupiter and West Castor, the period from January 1, 2018 through July 1, 2018 relates to the fees recognized for the West Pegasus and the termination revenue in 2017 relates to the West Hercules.